Leases - Amounts recognised in the statement of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Balance	$ 294	$ 208
Additions to lease liability	1,072	265
Finance cost	93	10	$ 22
Lease payments	(337)	(182)	(184)
Foreign currency movement	57	(7)
Balance	$ 1,179	$ 294	$ 208